Patents (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Patents [Line Items]
Net accumulated amortization	$ 1,922,009		$ 1,922,009		$ 1,852,649
Amortization expense for the patents	$ 49,778	$ 214,757	$ 121,571	$ 240,066
Amortization expense over period	20 years		20 years
Patents [Member]
Patents [Line Items]
Amortization expense over period	5 years		5 years
Future amortization expense for the patents			$ 148,000